CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating:
Net earnings (loss)	$ 1,358.7	$ 717.1
Adjustments to reconcile net earnings to net cash provided from operating activities:
Depreciation, depletion and amortization	842.3	731.3
Reversals of impairment charges - net	(650.9)	(361.8)
Share-based compensation expense	13.7	14.3
Finance expense	112.6	107.9
Deferred tax expense	217.9	41.1
Foreign exchange losses (gains) and other	11.8	(53.2)
Reclamation expense (recovery)	6.6	(11.9)
Changes in operating assets and liabilities:
Accounts receivable and other assets	(120.9)	(64.5)
Inventories	(6.8)	53.8
Accounts payable and accrued liabilities	279.0	165.9
Cash flow provided from operating activities	2,064.0	1,340.0
Income taxes paid	(106.4)	(115.1)
Net cash flow provided from operating activities	1,957.6	1,224.9
Investing:
Additions to property, plant and equipment	(916.1)	(1,060.2)
Interest paid capitalized to property, plant and equipment	(47.9)	(45.0)
Acquisitions	(267.0)	(30.0)
Net proceeds from the sale of (additions to) long-term investments and other assets	(5.9)	71.6
Net proceeds from the sale of property, plant and equipment	8.4	31.9
Increase in restricted cash - net	(23.5)	(2.5)
Interest received and other - net	2.9	7.6
Net cash flow used in investing activities	(1,249.1)	(1,026.6)
Financing:
Proceeds from drawdown of debt	950.0	300.0
Repayment of debt	(850.0)	(200.0)
Interest paid	(63.1)	(55.6)
Payment of lease liabilities	(20.7)	(14.3)
Dividends paid to common shareholders	(75.5)
Dividends paid to non-controlling interest	(6.0)	(5.0)
Other - net	(2.4)
Net cash flow (used in) provided from financing activities	(67.7)	25.1
Effect of exchange rate changes on cash and cash equivalents	(5.0)	2.7
Increase in cash and cash equivalents	635.8	226.1
Cash and cash equivalents, beginning of period	575.1	349.0
Cash and cash equivalents, end of period	$ 1,210.9	$ 575.1